Income Taxes (Schedule of Components of Income Tax Provision) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income tax provision (benefit), Federal, current	$ 218.1	$ 89.5	$ 167.2
Income tax provision (benefit), Federal, deferred	(147.5)	(41.1)	(30.1)
Income tax provision (benefit), Federal	70.6	48.4	137.1
Income tax provision (benefit), State and Puerto Rico, current	33.8	18.0	27.8
Income tax provision (benefit), State and Puerto Rico, deferred	(1.6)	(1.9)	(8.1)
Income tax provision (benefit), State and Puerto Rico	32.2	16.1	19.7
Income tax provision (benefit), Foreign, current	104.6	100.4	75.4
Income tax provision (benefit), Foreign, deferred	(166.0)	(44.1)	(71.0)
Income tax provision (benefit), Foreign	(61.4)	56.3	4.4
Income tax provision	41.4	120.8	161.2
Earnings (loss) before income taxes and noncontrolling interest:
Earnings before income taxes and noncontrolling interest, domestic	679.2	513.8	690.7
Earnings before income taxes and noncontrolling interest, foreign	295.3	233.5	113.5
Earnings before income taxes and noncontrolling interest	$ 974.5	$ 747.3	$ 804.2